Stockholder's Deficit	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Stockholders’ Deficit
Note 12 – Stockholders’ Deficit

December 2014 Rights Offering

On October 20, 2014, the Company filed a Registration Statement on Form S-1 in connection with a $3 million rights offering.  On November 4, 2014, the Company’s Registration Statement on Form S-1 related to the Rights Offering was declared effective by the SEC.

The December 2014 rights offering commenced on November 10, 2014 and expired on December 15, 2014.  All of the Company’s stockholders and warrant holders were eligible to participate in the rights offering on a pro rata basis based upon their proportionate ownership of the Company’s common stock on a fully-diluted basis.  Pursuant to the rights offering, the Company distributed to holders of its common stock and/or warrants one non-transferable subscription right for each share of common stock, and each share of common stock underlying a warrant, held as of November 5, 2014.  Each right entitled the holder to purchase 0.11901 of a share of the Company’s common stock at a subscription price of $0.60 per share.  The Company rounded up any fractional shares to the nearest whole share.

On December 18, 2014, the Company completed a rights offering which resulted in the issuance of 5,000,000 shares for gross proceeds of $3.0 million. The aggregate net proceeds were approximately $1.1 million, after deducting the repayment of the $1.75 million August 2014 senior secured note, plus $64,000 of accrued interest thereon, issued to Lambda, and an aggregate of $75,000 for reimbursement of Lambda’s legal fees incurred in connection with the August 2014 senior secured note and the rights offering.

March 2014 Rights Offering

On January 7, 2014, the Company filed a Registration Statement on Form S-1 in connection with a $2.8 million rights offering. On February 12, 2014, the Company’s Registration Statement on Form S-1 related to the March 2014 rights offering was declared effective by the SEC. The March 2014 rights offering commenced on February 14, 2014 and expired on March 14, 2014. All of the Company’s stockholders and warrant holders were eligible to participate in the March 2014 rights offering on a pro rata basis based upon their proportionate ownership of the Company’s common stock on a fully-diluted basis. Pursuant to the March 2014 rights offering, the Company distributed to holders of its common stock and/or warrants one non-transferable subscription right for each share of common stock, and each share of common stock underlying a warrant, held as of January 30, 2014. Each right entitled the holder to purchase 0.28673 of a share of the Company’s common stock at a subscription price of $0.30 per share. The Company rounded up any fractional shares to the nearest whole share.

On March 21, 2014, the Company completed the March 2014 rights offering that resulted in gross proceeds of $2.1 million. The aggregate net proceeds were approximately $581,000, after deducting the repayment of the November 2013 $1.5 million senior secured note and the $61,000 of accrued interest thereon.

The Company issued a total of 7,140,823 shares of common stock to the holders of subscription rights who validly exercised their subscription rights, which represents 77% of the total shares offered in the March 2014 rights offering. Fees of approximately $128,000 were also incurred related to the March 2014 rights offering and were recorded as reduction to equity.

May 2013 Rights Offering

On March 4, 2013, the Company filed a Registration Statement on Form S-1 in connection with a $3 million rights offering.  On April 17, 2013, the Company’s Registration Statement on Form S-1 related to the May 2013 rights offering was declared effective by the SEC.

The May 2013 rights offering commenced on April 17, 2013 and expired on May 17, 2013.  All of the Company’s stockholders and warrant holders were eligible to participate in the Rights Offering on a pro rata basis based upon their proportionate ownership of the Company’s common stock on a fully-diluted basis.  Pursuant to the May 2013 rights offering, the Company distributed to holders of its common stock and/or warrants one non-transferable subscription right for each share of common stock, and each share of common stock underlying a warrant, held as of April 4, 2013.  Each right entitled the holder to purchase 0.18776 of a share of the Company’s common stock at a subscription price of $0.60 per share.  The Company rounded up any fractional shares to the nearest whole share.

On May 22, 2013, the Company completed its May 2013 rights offering which resulted in the issuance of 5,000,000 shares for gross proceeds of $3.0 million.  The aggregate net proceeds were approximately $1.4 million, after deducting the repayment of the $1.3 million February 2013 senior secured note, plus $46,800 of accrued interest thereon, issued to Lambda, the payment of an 8% sourcing transaction fee of $104,000 with respect to the February 2013 senior secured note and an aggregate of $100,000 for reimbursement of Lambda’s legal fees incurred in connection with the February 2013 senior secured note and the May 2013 rights offering. Those payments totaling $204,000 are reflected as amortization of debt discount.